Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of reconciliation of revenue and net long-lived assets by geographic area
We attribute revenues from external customers to individual countries based on the location of our delivery centres or where the services were provided from.

Years Ended December 31 (millions)	2022	2021	2020
Philippines	$448	$344	$287
United States	401	311	208
Germany	275	312	242
Guatemala	224	185	152
Canada	217	188	139
El Salvador	140	121	111
Bulgaria	129	124	104
Spain	127	130	82
Ireland	98	111	92
Other	409	368	165
	$2,468	$2,194	$1,582